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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2010

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2010

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Shareholder Meeting Information	51

Additional Information	52

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2010
Net Assets	$838,533,372
Total Assets	$1,114,771,221
Assets Invested in Senior Loans	$1,061,967,768
Senior Loans Represented	487
Average Amount Outstanding per Loan	$2,180,632
Industries Represented	36
Average Loan Amount per Industry	$29,499,105
Portfolio Turnover Rate (YTD)	28%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	49 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	23.05%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the second fiscal quarter and $0.16 during the six months ended August 31, 2010. Based on the average month-end net asset value ("NAV") per share of $5.68 for the second fiscal quarter and $5.75 for the six month period, this resulted in an annualized distribution rate(1) of 5.77% for the second fiscal quarter and 5.60% for the six month period. The Trust's total net return for the second fiscal quarter, based on NAV, was 1.67% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 1.43% for the same quarter. For the six months ended August 31, 2010, the Trust's total return, based on NAV, was 2.66%, versus 2.88% gross return for the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the second fiscal quarter was 3.37% and for the six months ended August 31, 2010 was (4.78)%.

MARKET REVIEW

After a pullback starting in late April and lasting through June effectively ended a streak of 16 consecutive monthly gains, the U.S. loan market improved moderately in July and August, resulting in a respectable Index return for the six month period ended August 31, 2010. Consistent with the experience in most financial markets, the softness early in the period was

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

directly attributable to investor fears over the fiscal condition of the weaker European Union nations, and the potential impact of that destabilization on euro zone growth. Moving into the summer months, solid underlying fundamental loan market performance (i.e., generally improving earnings and declining default rates), together with a relatively healthy supply/demand balance, was able to offset sporadic negative headlines regarding the state of the recovery here at home. The volume of new loan transactions coming to market during the late summer months, while up nicely from the year earlier period, was moderate in absolute terms, and easily absorbed by investors seeking incremental yield and protection from the eventual rise in short-term interest rates.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.3%	4.4%
Cequel Communications, LLC	2.4%	3.2%
CSC Holdings, Inc.	1.7%	2.3%
PBL Media Finance Pty., Ltd.	1.7%	2.2%
Univision Communications, Inc.	1.6%	2.1%
Texas Competitive Electric Holdings Company, LLC	1.6%	2.1%
Ford Motor Company	1.5%	2.0%
HCA, Inc.	1.5%	2.0%
Charter Communications Operating, LLC	1.3%	1.8%
HDC Mezz 1 Partners, L.P.	1.2%	1.6%

PORTFOLIO REVIEW

The use of leverage for investment purposes was beneficial to returns, as loan prices moved generally higher save for May and June. The Trust's quality bias relative to the Index proved to be a hindrance to relative performance during the period as a whole, as the riskiest part of the market, i.e., those loans rated CCC+ and below, posted a six-month return of 6.5%, versus 1.99% and 2.16% for those rated BB and B, respectively. We note that, at August-end, loans rated CCC+ and below accounted for approximately 2.4% of the Trust's portfolio, as compared to 14.8% for the Index. Gains on restructured loan assets, a relatively small portion of Trust assets, also proved beneficial later in the period. One such restructuring, LyondellBasell Industries N.V., in which the Trust received a combination of new debt and stock upon exit of bankruptcy, has performed well in recent months, allowing us to monetize portions of the Fund's equity position at attractive prices.

We believe the Trust remained well diversified as of August 31, 2010; the average issuer and sector exposure stood at 0.3% and 2.6%, respectively. There was no major shift in sector allocation or top holdings during the period, as healthcare, cable television and printing/publishing remained the top three industry weightings.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	13.0%	17.2%
North American Cable	8.8%	11.7%
Printing & Publishing	6.7%	8.8%
Data and Internet Services	5.6%	7.5%
Retail Stores	5.5%	7.3%
Chemicals, Plastics & Rubber	5.2%	7.0%
Utilities	4.6%	6.2%
Radio and TV Broadcasting	3.7%	4.9%
Containers, Packaging & Glass	3.6%	4.8%
Diversified / Conglomerate Service	3.6%	4.8%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Ratings Distribution as of August 31, 2010 (Unaudited)
Baa	3.0%
Ba	43.7%
B	41.3%
Caa and below	3.0%
Not rated*	9.0%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

OUTLOOK

As we move into the final months of 2010, the loan market's technical positioning appears relatively solid, even in the face of a rising tide of attractively-priced new issues. Investor demand continues to be reasonably healthy despite the current low rate environment — perhaps an indication of a growing concern about the effect on asset values when the shift in monetary policy eventually comes. Issuer-level creditworthiness has generally improved, although much of the low hanging fruit has been collected (e.g., pretax earnings and profit margin improvement). From a macroeconomic perspective, we believe global headwinds remain both strong and unpredictable. In particular, the U.S. economy is growing at a sub-par pace and remains vulnerable to potential shocks, and uncertainties over sovereign debt risk in Europe continue to rear up with some regularity. We therefore continue to focus on credit fundamentals consistent with the Trust's relatively conservative and value-driven strategy.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
October 8, 2010

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2010
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	15.69%	0.58%	2.28%	3.22%
Based on Market Value	24.77%	1.64%	2.84%	2.77%
S&P/LSTA Leveraged Loan Index	12.76%	4.84%	4.61%	4.87%
Credit-Suisse Leveraged Loan Index	12.53%	3.25%	3.81%	4.45%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2010	3.25%	4.89%	5.08%	5.78%	6.00%
May 31, 2010	3.25%	4.91%	5.19%	5.47%	5.78%
February 28, 2010	3.25%	4.20%	4.04%	5.24%	5.05%
November 30, 2009	3.25%	5.40%	5.72%	6.18%	6.54%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last monthly dividend of each quarter and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in case of Market) at quarter-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,163,084,936)	$1,088,923,215
Cash	1,747,488
Foreign currencies at value (Cost $554,945)	554,911
Receivables:
Investment securities sold	18,214,076
Interest	4,979,418
Other	23,929
Unrealized appreciation on forward foreign currency contracts	325,443
Prepaid expenses	2,741
Total assets	1,114,771,221
LIABILITIES:
Notes payable	107,000,000
Payable for investment securities purchased	16,028,080
Deferred arrangement fees on senior loans	140,144
Dividends payable — preferred shares	5,229
Payable to affilates	994,431
Payable to custodian	95,750
Accrued trustees fees	12,407
Unrealized depreciation on forward foreign currency contracts	317,698
Unrealized depreciation on unfunded commitments	1,529,148
Other accrued expenses	114,962
Total liabilities	126,237,849
Preferred shares, $25,000 stated value per share at liquidation value (6,000 shares outstanding)	150,000,000
NET ASSETS	$838,533,372
Net assets value per common share outstanding (net assets divided by 146,953,833 shares of beneficial interest authorized and outstanding, no par value)	$5.71
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,274,477,658
Undistributed net investment income	3,444,695
Accumulated net realized loss	(363,667,448)
Net unrealized depreciation	(75,721,533)
NET ASSETS	$838,533,372

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$27,108,440
Amendment fees earned	342,028
Other	1,106,974
Total investment income	28,557,442
EXPENSES:
Investment management fees	4,529,973
Administration fees	1,415,616
Transfer agent fees	35,871
Interest expense	1,376,007
Custody and accounting expense	274,635
Professional fees	107,824
Preferred shares — dividend disbursing agent fees	187,248
Postage expense	153,165
Trustees fees	9,766
Miscellaneous expense	158,618
Total expenses	8,248,723
Net investment income	20,308,719
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,410,248)
Forward foreign currency contracts	6,061,357
Foreign currency related transactions	481,177
Net realized gain	4,132,286
Net change in unrealized appreciation or depreciation on:
Investments	(2,052,829)
Forward foreign currency contracts	(1,374,725)
Foreign currency related transactions	9,885
Unfunded commitments	(40,569)
Net change in unrealized appreciation or depreciation	(3,458,238)
Net realized and unrealized gain	674,048
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(247,954)
Increase in net assets resulting from operations	$20,734,813

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2010	Year Ended February 28, 2010
FROM OPERATIONS:
Net investment income	$20,308,719	$40,578,441
Net realized gain (loss)	4,132,286	(79,461,767)
Net change in unrealized appreciation or depreciation	(3,458,238)	362,783,607
Distributions to preferred shareholders from net investment income	(247,954)	(534,821)
Increase in net assets resulting from operations	20,734,813	323,365,460
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(23,394,644)	(45,727,025)
Decrease in net assets from distributions to common shareholders	(23,394,644)	(45,727,025)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	392,395	193,985
Proceeds from shares sold	10,016,035	112,650
Net increase from capital share transactions	10,408,430	306,635
Net increase in net assets	7,748,599	277,945,070
NET ASSETS:
Beginning of period	830,784,773	552,839,703
End of period (including undistributed net investment income of $3,444,695 and $6,778,574 respectively)	$838,533,372	$830,784,773

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2010 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$21,208,379
Dividends paid to preferred shareholders	(247,973)
Arrangement fee paid	(101,474)
Other income received	1,463,031
Interest paid	(1,376,007)
Other operating expenses paid	(7,223,417)
Purchases of securities	(320,459,642)
Proceeds on sale of securities	345,611,740
Net cash provided by operating activities	38,874,637
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(23,002,249)
Redemption of preferred shares	(50,000,000)
Proceeds from shares sold	10,016,035
Net increase of notes payable	24,000,000
Net cash flows used in financing activities	(38,986,214)
Net decrease	(111,577)
Cash at beginning of period	1,859,065
Cash at end of period	$1,747,488
Reconciliation of Net Increase In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$20,734,813
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	2,052,829
Change in unrealized appreciation or depreciation on foreign currencies	42
Change in unrealized appreciation or depreciation on forward foreign currency contracts	1,374,725
Change in unrealized depreciation on unfunded commitments	40,569
Change in unrealized appreciation or depreciation on other assets and liablilities	(9,927)
Net accretion of discounts on investments	(5,365,123)
Net amortization of premiums on investments	115,851
Net realized gain on sale of investments and foreign currency related transactions	(4,132,286)
Purchases of securities	(320,459,642)
Proceeds on sale of securities	345,611,740
Decrease in other assets	4,102
Increase in interest receivable	(650,789)
Decrease in prepaid expenses	6,208
Decrease in deferred arrangement fees on senior loans	(101,474)
Decrease in dividends payable — preferred shares	(19)
Increase in payable to affiliates	98,007
Decrease in accrued trustees fees	(5,221)
Decrease in other accrued expenses	(439,768)
Total adjustments	18,139,824
Net cash provided by operating activities	$38,874,637
Non Cash Financing Activities
Reinvestment of dividends	$392,395

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
08-31-10	5.72	0.14	0.01	(0.00)*	—	0.15	(0.16)	(0.16)	5.71	5.50
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	(0.74)	7.20	6.77
02-28-01	8.95	0.88	(0.78)	(0.06)	(0.04)	—	(0.86)	(0.92)	8.09	8.12

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
08-31-10	2.66		(4.78)		1.63	1.94	1.94	4.78	838,533	28
02-28-10	60.70		81.66		1.77 (6)	1.99 (6)	1.93	5.56	830,785	38
02-28-09	(31.93	)(5)	(32.03	)(5)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53
02-28-01	0.19		9.10		1.81	4.45	4.45	10.39	1,107,432	46

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
08-31-10	1.35	1.61	1.61	3.97	1.43	1.73	1.73	4.25
02-28-10	1.36 (6)	1.52 (6)	1.48	4.26	1.67 (6)	1.87 (6)	1.81	5.23
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24
02-28-01	1.62	3.97	3.97	9.28	1.31	3.21	3.21	7.50

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
08-31-10	150,000	25,000	106,575	107,000	10,239	107,690	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973
02-28-01	450,000	25,000	53,825	510,000	4,054	450,197	136,847

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect any add-back for the borrowings.

(b)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2010, 98.4% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service (level 2) or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended August 31, 2010, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $111,894,204.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), PNC Global Investment Servicing (U.S.) Inc. ("PNC"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2010, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $311,605,946 and $336,243,668, respectively. At August 31, 2010, the Trust held senior loans valued at $1,061,967,768 representing 97.5% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,793
Cedar Chemical (Liquidation Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (39,592 Common Shares)	01/05/10	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (fair value $599,862 was 0.07% of net assets at August 31, 2010)		$52,823

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Trust and potential termination of the Trust's existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2010, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$757,662	$236,769	$994,431

The Trust has adopted a Retirement Policy ("Policy") covering independent trustees of the Trust who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $275 million 364-day revolving credit agreement which matures August 17, 2011, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2010, was $107 million. Weighted average interest rate on outstanding borrowings was 1.69%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 9.60% of total assets at August 31, 2010. Average borrowings for the period ended August 31, 2010 were $107,690,217 and the average annualized interest rate was 2.53% excluding other fees related to the unused portion of the facilities, and other fees.

As of August 31, 2010, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$2,100,000
Cengage Learning, Inc.	2,622,222
Coleto Creek Power	5,000,000
$9,722,222

The unrealized depreciation on these commitments of $1,529,148 as of August 31, 2010 is reported as such on the Statement of Assets and Liabilities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2010, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Historically, Preferred Shares paid dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, the Trust has not received sufficient hold orders or any purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, under the terms of the preferred shares, the amounts sold, if any, by each selling shareholder are reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction. While it is possible that the dividend rate for the preferred shares will be set by means of an auction at some future time, there is no current expectation that this will be the case.

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding preferred shares. The Trust subsequently redeemed approximately $225 million of the $450 million of its outstanding preferred shares. Additionally, on November 12, 2009, the Board approved a redemption of up to $100 million preferred shares to be redeemed on a quarterly basis in the amount of up to $25 million per quarter beginning January 2010 through December 2010.

As of August 31, 2010, pursuant to the November 2009 announcement, the first three redemptions of $25 million each occurred. The preferred shares were redeemed using proceeds available through the Trust's existing bank loan facility and with cash held by the Trust. Redemption costs and the ongoing costs of obtaining leverage through a bank loan facility may reduce returns to common shares and may be higher or lower than the costs of leverage obtained through the preferred shares. The Trust will continue to monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its common and preferred shareholders. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the period ended August 31, 2010.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2010, the Trust held 1.0% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Six Months Ended August 31, 2010	Year Ended February 28, 2010
Number of Shares
Reinvestment of distributions from common shares	66,580	34,032
Proceeds from shares sold	1,677,409	19,763
Net increase in shares outstanding	1,743,989	53,795
Dollar Amount ($)
Reinvestment of distributions from common shares	$392,395	$193,985
Proceeds from shares sold	10,016,035	112,650
Net increase	$10,408,430	$306,635

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2010	Year Ended February 28, 2010
Ordinary Income	Ordinary Income
$23,642,598	$46,261,846

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2010 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$8,166,292	$(74,816,431)	$(21,497,833)	$(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			(125,812,939)	2018
			$(345,131,235)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of August 31, 2010, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to August 31, 2010, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.028	8/31/10	9/10/10	9/22/10
$0.027	9/30/10	10/12/10	10/22/10

Subsequent to August 31, 2010, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$10.36	09/03/10 — 10/18/10	09/13/10 — 10/25/10	09/14/10 — 10/26/10	0.30%
Series T	$8.91	09/07/10 — 10/19/10	09/14/10 — 10/26/10	09/15/10 — 10/27/10	0.26%
Series W	$10.30	09/01/10 — 10/20/10	09/08/10 — 10/27/10	09/09/10 — 10/28/10	0.28%
Series Th	$11.67	09/02/10 — 10/21/10	09/09/10 — 10/28/10	09/10/10 — 10/29/10	0.30%
Series F	$9.38	09/03/10 — 10/15/10	09/10/10 — 10/22/10	09/13/10 — 10/25/10	0.29%

Subsequent to August 31, 2010, the fourth quarterly redemption of preferred shares took place and is itemized below:

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series F	200	$5,000,000	10/12/10
Series M	200	$5,000,000	10/12/10
Series T	200	$5,000,000	10/13/10
Series W	200	$5,000,000	10/1410
Series Th	200	$5,000,000	10/15/10
Totals	1,000	$25,000,000

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

Subsequent to August 31, 2010, the Board of Trustees approved a continuance of the redemption of the ARPS through a series of periodic redemptions of up to $25 million each, the next of which is expected to occur in January 2011, subject to satisfying the notice and other requirements that apply to ARPS redemptions. Upon completion of such notice and other requirements, the Trust will issue a formal redemption notice to the paying agent and record holders. The amount and timing of redemptions of ARPS will be at the discretion of the Trust's management, subject to market conditions and investment considerations.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited)

Senior Loans*: 126.7%			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.1%
		Delta Airlines, Inc.	Ba2	BB-
	$496,250	Term Loan, 8.750%, maturing September 27, 2013			$502,143
		Delta Airlines, Inc.	B2	B
	6,332,827	Term Loan, 3.529%, maturing April 30, 2014			5,857,865
		Forgings International, Ltd.	NR	NR
	1,500,000	Term Loan, 5.033%, maturing December 18, 2015			1,325,625
	1,500,000	Term Loan, 5.533%, maturing December 20, 2016			1,325,625
		McKechnie Aerospace DE, Inc.	B1	B+
	1,906,062	Term Loan, 2.270%, maturing May 11, 2014			1,813,141
		Transdigm, Inc.	Ba2	BB-
	1,500,000	Term Loan, 2.538%, maturing June 23, 2013			1,463,840
		Triumph Group, Inc.	Baa3	BB+
	800,000	Term Loan, 4.500%, maturing June 16, 2016			804,500
		United Airlines, Inc.	B1	B+
	4,016,895	Term Loan, 2.313%, maturing February 03, 2014			3,656,632
		Wesco Aircraft Hardware Corporation	Ba3	BB-
	1,294,914	Term Loan, 2.520%, maturing September 30, 2013			1,258,495
					18,007,866
Automobile: 3.9%
		Avis Budget Car Rental, LLC	Ba2	BB
	3,201,014	Term Loan, 5.750%, maturing April 19, 2014			3,183,008
		Dollar Thrifty Automotive Group, Inc.	B2	B-
	3,330,171	Term Loan, 2.760%, maturing June 15, 2014			3,302,420
		Ford Motor Company	Ba1	BB
	13,485,394	Term Loan, 3.030%, maturing December 16, 2013			13,019,892
	3,984,950	Term Loan, 3.030%, maturing December 16, 2013			3,836,435
		KAR Holdings, Inc.	Ba3	B+
	5,687,496	Term Loan, 3.020%, maturing October 18, 2013			5,495,543
		Oshkosh Truck Corporation	Ba2	BB+
	1,324,834	Term Loan, 6.534%, maturing December 06, 2013			1,336,841
		Speedy 1, Ltd.	NR	NR
EUR	933,055	Term Loan, 4.630%, maturing August 31, 2013			1,120,614
		TRW Automotive, Inc.	Ba1	BBB-
	$1,836,125	Term Loan, 4.083%, maturing May 30, 2015			1,833,830
					33,128,583

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: 3.5%
			ARAMARK Corporation	Ba3	BB
	$1,907,788		Term Loan, 2.408%, maturing January 26, 2014			$1,755,165
	632,780		Term Loan, 2.073%, maturing January 27, 2014			599,856
	3,501,625		Term Loan, 2.408%, maturing January 27, 2014			3,323,263
	456,754		Term Loan, 3.598%, maturing July 26, 2016			444,536
	6,945,247		Term Loan, 3.783%, maturing July 26, 2016			6,759,462
			Bolthouse Farms, Inc.	B1	B
	997,500		Term Loan, 5.500%, maturing February 11, 2016			996,872
			Iglo Birds Eye	NR	BB-
EUR	1,125,000	(5)	Term Loan, maturing May 21, 2016			1,417,187
			Michael Foods, Inc.	B1	BB-
	$1,000,000		Term Loan, 6.250%, maturing June 29, 2016			1,004,286
			Pinnacle Foods Holding Corporation	Ba3	B+
	7,423,092		Term Loan, 2.812%, maturing April 02, 2014			7,065,855
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,976,692		Term Loan, 3.066%, maturing December 15, 2014			4,346,015
			Van Houtte, Inc.	Ba3	BB-
	$1,247,166		Term Loan, 3.033%, maturing July 19, 2014			1,213,389
	170,068		Term Loan, 3.033%, maturing July 19, 2014			165,462
						29,091,348
Buildings & Real Estate: 1.2%
			Capital Automotive, L.P.	Ba3	B
	3,969,458		Term Loan, 2.820%, maturing December 14, 2012			3,795,794
			Contech Construction Products, Inc.	B1	B
	1,001,485		Term Loan, 2.270%, maturing January 31, 2013			841,999
			Custom Building Products, Inc.	B1	B+
	1,051,525		Term Loan, 5.750%, maturing March 19, 2015			1,050,211
			Goodman Global, Inc.	Ba3	BB
	1,922,577		Term Loan, 6.250%, maturing February 13, 2014			1,936,596
			John Maneely Company	B3	B
	2,286,549		Term Loan, 3.775%, maturing December 09, 2013			2,184,608
			KCPC Acquisition, Inc.	Ba3	CCC
	520,902		Term Loan, 2.563%, maturing May 22, 2014			444,721
	189,655		Term Loan, 2.688%, maturing May 22, 2014			161,918
						10,415,847

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: 1.0%
			Baker Tanks, Inc.	B2	B
	$1,697,581		Term Loan, 4.913%, maturing May 08, 2014			$1,615,672
			Ceva Group, PLC	B1	B-
	992,327		Term Loan, 3.260%, maturing November 04, 2013			883,171
	1,856,938		Term Loan, 3.260%, maturing November 04, 2013			1,652,675
	723,070		Term Loan, 3.533%, maturing November 04, 2013			643,533
			Dockwise Transport, N.V.	NR	NR
	725,864		Term Loan, 2.283%, maturing January 11, 2015			663,258
	594,840		Term Loan, 2.283%, maturing January 11, 2015			543,535
	594,840		Term Loan, 3.158%, maturing January 11, 2016			543,535
	609,882		Term Loan, 3.158%, maturing January 11, 2016			557,280
			Inmar, Inc.	B1	B
	745,328		Term Loan, 2.520%, maturing April 29, 2013			722,968
			US Shipping Partners, L.P.	B3	B-
	1,165,560		Term Loan, 9.200%, maturing November 12, 2013			981,984
						8,807,611
Cellular: 0.2%
			NTELOS, Inc.	Ba3	BB
	992,500		Term Loan, 5.750%, maturing August 07, 2015			997,085
	500,000	(5)	Term Loan, maturing August 07, 2015			501,250
						1,498,335
Chemicals, Plastics & Rubber: 6.3%
			AZ Chem US, Inc.	B1	BB-
EUR	635,473		Term Loan, 3.139%, maturing February 26, 2013			748,459
			Brenntag Holding GmbH & Co. KG	Ba2	BBB-
	$3,542,098		Term Loan, 4.029%, maturing January 20, 2014			3,515,533
	695,099		Term Loan, 4.037%, maturing January 20, 2014			682,934
			Celanese U.S. Holdings, LLC	Ba2	BB+
	3,200,000		Term Loan, 1.812%, maturing April 02, 2014			3,062,000
			Chemtura Corporation	Ba1	NR
	765,000	(5)	Term Loan, maturing August 11, 2016			769,781
			Chemtura Corporation	NR	NR
	1,250,000		Term Loan, 6.000%, maturing February 11, 2011			1,249,219
			Cristal Inorganic Chemicals, Inc.	B1	B
	2,568,512		Term Loan, 2.783%, maturing May 15, 2014			2,393,532

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		GenTek Holding, LLC	B1	B+
	$301,731	Term Loan, 7.000%, maturing October 29, 2014			$302,598
		Hexion Specialty Chemicals, Inc.	Ba3	B-
	1,140,000	Term Loan, 2.499%, maturing May 05, 2013			1,040,250
	1,176,927	Term Loan, 4.187%, maturing May 05, 2015			1,126,907
	2,955,935	Term Loan, 4.313%, maturing May 05, 2015			2,834,741
	970,000	Term Loan, 4.313%, maturing May 05, 2015			916,650
	1,311,211	Term Loan, 4.313%, maturing May 05, 2015			1,257,451
		Huntsman International, LLC	Ba2	B+
	5,606,098	Term Loan, 2.602%, maturing June 30, 2016			5,354,698
		Ineos US Finance, LLC	B2	B
	282,828	Term Loan, 7.001%, maturing December 14, 2012			283,429
EUR	865,735	Term Loan, 7.501%, maturing December 16, 2013			1,082,704
	$1,864,962	Term Loan, 7.501%, maturing December 16, 2013			1,855,637
EUR	989,691	Term Loan, 8.001%, maturing December 16, 2014			1,237,726
	$2,171,244	Term Loan, 8.001%, maturing December 16, 2014			2,160,388
		ISP Chemco, Inc.	Ba3	BB
	3,395,000	Term Loan, 1.813%, maturing June 04, 2014			3,223,834
		JohnsonDiversey, Inc.	Ba2	BB-
	1,990,000	Term Loan, 5.500%, maturing November 24, 2015			2,001,194
		Kraton Polymers, LLC	Ba3	BB
	1,353,618	Term Loan, 2.313%, maturing May 13, 2013			1,295,413
		Lyondell Chemical Company	Ba3	BB
	750,000	Term Loan, 5.500%, maturing April 08, 2016			757,083
		MacDermid, Inc.	B2	B+
EUR	1,639,846	Term Loan, 2.828%, maturing April 11, 2014			1,921,024
	$2,408,969	Term Loan, 2.260%, maturing April 12, 2014			2,230,303
		Polypore, Inc.	Ba2	BB-
	3,159,728	Term Loan, 2.270%, maturing July 03, 2014			3,051,112
		Rockwood Specialties Group, Inc.	Ba2	BB+
	1,500,473	Term Loan, 6.000%, maturing May 15, 2014			1,504,037
		Solutia, Inc.	Ba3	BB-
	1,296,750	Term Loan, 4.750%, maturing March 17, 2017			1,300,600
		Styron, Inc.	B2	B+
	3,450,000	Term Loan, 7.500%, maturing June 17, 2016			3,487,736
					52,646,973
Containers, Packaging & Glass: 4.8%
		Berry Plastics Corporation	B1	B
	4,784,644	Term Loan, 2.376%, maturing April 03, 2015			4,381,537
		Bway Holding Corporation	Ba3	B+
	914,286	Term Loan, 5.501%, maturing June 16, 2017			916,571

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
	$85,714		Term Loan, 5.501%, maturing June 16, 2017			$85,929
			Graham Packaging Company, L.P.	B1	B+
	7,729,739		Term Loan, 6.750%, maturing April 05, 2014			7,800,821
			Graphic Packaging International, Inc.	Ba3	BB+
	4,375,408		Term Loan, 2.521%, maturing May 16, 2014			4,251,440
			KLEOPATRA LUX 2 S.À. R.L	NR	NR
	2,917,598		Term Loan, 3.242%, maturing January 03, 2016			2,403,371
			OI European Group, B.V.	Baa2	BBB
EUR	647,541		Term Loan, 2.150%, maturing June 14, 2013			801,626
			Pro Mach, Inc.	B1	B
	$2,304,737		Term Loan, 2.520%, maturing December 14, 2011			1,959,026
			Reynolds Group Holdings, Ltd.	B1	BB-
	3,000,000		Term Loan, 5.750%, maturing May 05, 2016			2,988,126
	1,490,625		Term Loan, 6.250%, maturing May 05, 2016			1,488,389
			Smurfit-Stone Container Corporation	B2	BB+
	3,895,000		Term Loan, 6.750%, maturing February 22, 2016			3,918,300
			Xerium Technologies, Inc.	Ba3	BB-
	3,750,000	(5)	Term Loan, 6.500%, maturing November 25, 2014			3,773,438
			Xerium Technologies, Inc.	B3	B+
	5,445,686		Term Loan, 8.250%, maturing May 25, 2015			5,217,648
						39,986,222
Data and Internet Services: 7.5%
			Activant Solutions, Inc.	B1	B
	86,171		Term Loan, 3.062%, maturing May 01, 2013			81,647
	2,626,118		Term Loan, 2.563%, maturing May 02, 2013			2,488,247
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 4.147%, maturing July 01, 2013			1,560,003
EUR	1,268,581		Term Loan, 4.647%, maturing July 01, 2014			1,560,003
			Aspect Software, Inc.	Ba3	B+
	$1,246,875		Term Loan, 6.250%, maturing April 19, 2016			1,226,093
			Audatex North America, Inc.	Ba2	BB
	1,063,219		Term Loan, 2.313%, maturing May 16, 2014			1,022,905
			AutoTrader.com, Inc.	Ba3	BB+
	1,350,000		Term Loan, 6.000%, maturing June 14, 2016			1,354,219
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,649,879		Term Loan, 4.225%, maturing August 03, 2012			3,390,737
			Dealer Computer Services, Inc.	Ba3	BB-
	5,245,879		Term Loan, 5.250%, maturing April 21, 2017			5,207,605
			First Data Corporation	B1	B+
	3,447,996		Term Loan, 3.014%, maturing September 24, 2014			2,953,857
	2,869,521		Term Loan, 3.014%, maturing September 24, 2014			2,455,056

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	$7,779,138		Term Loan, 3.014%, maturing September 24, 2014			$6,657,487
			Information Solutions Company	Ba2	BB+
	625,000		Term Loan, 4.750%, maturing April 12, 2016			628,516
			Orbitz Worldwide, Inc.	B2	B+
	3,159,183		Term Loan, 3.326%, maturing July 25, 2014			2,969,067
			Sabre, Inc.	B1	B
	11,849,782		Term Loan, 2.338%, maturing September 30, 2014			10,689,712
			SAVVIS Communications Corporation	B1	B
	2,000,000		Term Loan, 6.755%, maturing July 30, 2016			1,980,500
			Sungard Data Systems, Inc.	Ba3	BB
	247,806		Term Loan, 2.043%, maturing February 28, 2014			237,274
	1,471,288		Term Loan, 6.750%, maturing February 28, 2014			1,477,593
	6,704,885		Term Loan, 4.038%, maturing February 26, 2016			6,554,957
			Trans Union, LLC	Ba3	BB-
	3,420,000		Term Loan, 6.750%, maturing June 15, 2017			3,460,612
			Transaction Network Services, Inc.	Ba3	BB
	1,384,615		Term Loan, 6.000%, maturing November 18, 2015			1,390,385
			Transfirst Holdings, Inc.	B2	B
	1,994,859		Term Loan, 3.010%, maturing June 15, 2014			1,820,308
			Travelport, Inc.	Ba3	B
	598,833		Term Loan, 2.760%, maturing August 23, 2013			568,158
	970,000		Term Loan, 2.761%, maturing August 23, 2013			924,572
	136,295		Term Loan, 3.033%, maturing August 23, 2013			129,313
						62,788,826
Diversified / Conglomerate Manufacturing: 2.4%
			Brand Services, Inc.	B1	B
	2,633,981		Term Loan, 2.813%, maturing February 07, 2014			2,419,970
	1,152,204		Term Loan, 3.580%, maturing February 07, 2014			1,070,109
			Dresser, Inc.	B2	B+
	4,813,677		Term Loan, 2.612%, maturing May 04, 2014			4,579,010
			Edwards (Cayman Islands II), Ltd.	B3	B
	1,160,199		Term Loan, 2.260%, maturing May 31, 2014			1,052,881
			EPD, Inc.	NR	NR
	176,322		Term Loan, 2.770%, maturing July 31, 2014			153,180
	1,231,085		Term Loan, 2.770%, maturing July 31, 2014			1,069,505
			Ferretti, S.P.A.	NR	NR
EUR	385,205	(3)	Term Loan, 3.627%, maturing January 31, 2015			187,820

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
EUR	385,868	(3)	Term Loan, 4.127%, maturing January 31, 2016			$188,142
EUR	65,586	(3)	Term Loan, 6.627%, maturing January 31, 2017			32,810
			Flextronics International, Ltd.	Ba1	BB+
	$81,513	(5)	Term Loan, maturing October 01, 2014			76,690
			Manitowoc Company, Inc.	B1	BB
	1,000,000		Term Loan, 5.563%, maturing November 06, 2013			989,500
	766,239		Term Loan, 8.000%, maturing November 06, 2014			767,567
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
	946,418		Term Loan, 2.563%, maturing July 19, 2013			908,266
	1,000,000		Term Loan, 2.813%, maturing July 19, 2013			959,688
			Sensata Technologies, B.V.	B1	BB
	5,021,691		Term Loan, 2.231%, maturing April 26, 2013			4,758,052
			Sensus Metering Systems, Inc.	Ba2	NR
	698,773		Term Loan, 2.473%, maturing December 17, 2010			681,303
						19,894,493
Diversified / Conglomerate Service: 4.1%
			Affinion Group, Inc.	Ba2	BB-
	2,493,750		Term Loan, 5.000%, maturing October 10, 2016			2,408,808
			AlixPartners, LLP	Ba3	BB
	2,578,769		Term Loan, 2.527%, maturing October 12, 2013			2,498,183
			Brickman Group Holdings, Inc.	B1	BB
	1,925,909		Term Loan, 2.533%, maturing January 23, 2014			1,829,614
			Brock Holdings, Inc.	B3	B
	1,527,842		Term Loan, 3.073%, maturing February 26, 2014			1,394,156
			Catalina Marketing Corporation	Ba2	BB-
	4,219,205		Term Loan, 3.012%, maturing October 01, 2014			4,045,162
			Coach America Holdings, Inc.	B2	B
	1,251,656		Term Loan, 3.230%, maturing April 18, 2014			998,196
	269,883		Term Loan, 3.283%, maturing April 20, 2014			215,232
			Fidelity National Information Services, Inc.	Ba1	BBB-
	3,300,000		Term Loan, 5.250%, maturing July 18, 2016			3,322,981
			Intergraph Corporation	B1	BB-
	2,384,107		Term Loan, 4.549%, maturing May 29, 2014			2,379,637
			ISS Holding A/S	NR	NR
EUR	240,402		Term Loan, 2.720%, maturing December 31, 2013			290,539
EUR	42,895		Term Loan, 2.720%, maturing December 31, 2013			51,841

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
EUR	32,118	Term Loan, 2.720%, maturing December 31, 2013			$38,816
EUR	227,055	Term Loan, 2.720%, maturing December 31, 2013			274,409
EUR	424,609	Term Loan, 2.720%, maturing December 31, 2013			513,163
EUR	3,032,921	Term Loan, 2.720%, maturing December 31, 2013			3,665,453
		ISTA International GmbH	NR	NR
EUR	377,847	Term Loan, 3.036%, maturing May 14, 2015			422,758
EUR	1,617,426	Term Loan, 3.036%, maturing May 14, 2015			1,809,673
		Valleycrest Companies, LLC	B2	B
	$1,669,420	Term Loan, 2.540%, maturing March 12, 2014			1,548,387
		Vertafore, Inc.	B1	B+
	750,000	Term Loan, 6.750%, maturing July 29, 2016			748,031
		West Corporation	B1	BB-
	4,113,976	Term Loan, 2.641%, maturing October 24, 2013			3,943,538
	2,107,827	Term Loan, 4.141%, maturing July 15, 2016			2,067,867
					34,466,444
Diversified Natural Resources, Precious Metals & Minerals: 1.2%
		Georgia Pacific, LLC	Ba1	BBB
	5,953,762	Term Loan, 2.502%, maturing December 21, 2012			5,886,783
	3,818,032	Term Loan, 3.786%, maturing December 23, 2014			3,807,593
					9,694,376
Ecological: 0.1%
		Synagro Technologies, Inc.	B3	CCC+
	873,000	Term Loan, 2.280%, maturing April 02, 2014			742,777
		Synagro Technologies, Inc.	Caa3	CCC-
	485,000	Term Loan, 5.030%, maturing October 02, 2014			381,635
					1,124,412
Electronics: 2.0%
		Aeroflex, Inc.	Ba3	BB-
	987,668	Term Loan, 3.625%, maturing August 15, 2014			933,346
		Brocade Communications Systems, Inc.	Ba2	BBB-
	718,069	Term Loan, 7.000%, maturing October 07, 2013			722,706
		FCI International, S.A.S.	B2	NR
	343,834	Term Loan, 3.030%, maturing September 30, 2012			321,055
	314,400	Term Loan, 3.030%, maturing September 30, 2012			293,571

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
			Freescale Semiconductor, Inc.	B2	B-
	$5,328,967		Term Loan, 4.562%, maturing December 01, 2016			$4,786,078
			Infor Enterprise Solutions Holdings, Inc.	B1	B+
	485,000		Term Loan, 5.020%, maturing July 28, 2015			434,075
EUR	723,750		Term Loan, 5.584%, maturing July 28, 2015			820,351
	$605,857		Term Loan, 6.020%, maturing July 28, 2015			542,242
	1,161,226		Term Loan, 6.020%, maturing July 28, 2015			1,042,200
			Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000		Term Loan, 6.890%, maturing March 02, 2014			408,430
			Intersil Corporation	Ba2	BB+
	$500,000		Term Loan, 4.750%, maturing April 27, 2016			501,313
			Kronos, Inc.	Ba3	B+
	3,106,269		Term Loan, 2.533%, maturing June 11, 2014			2,931,541
			Redprairie Corporation	B2	B+
	997,500		Term Loan, 6.000%, maturing March 24, 2016			996,253
			Spansion, LLC	NR	BB-
	1,870,313		Term Loan, 7.500%, maturing January 08, 2015			1,858,234
						16,591,395
Finance: 2.9%
			Interactive Data Corporation	Ba3	B+
	5,000,000		Term Loan, 6.750%, maturing January 27, 2017			5,043,750
			LPL Holdings, Inc.	Ba3	B+
	1,751,055		Term Loan, 2.608%, maturing June 28, 2013			1,709,467
	5,511,820		Term Loan, 4.250%, maturing June 25, 2015			5,360,246
	1,995,000		Term Loan, 5.250%, maturing June 28, 2017			1,985,025
			MSCI, Inc.	Ba2	BB+
	5,486,250		Term Loan, 4.750%, maturing June 01, 2016			5,514,822
			Nuveen Investments, Inc.	B3	B
	4,893,540		Term Loan, 3.511%, maturing November 13, 2014			4,339,195
						23,952,505
Gaming: 3.7%
			Cannery Casino Resorts, LLC	B3	B
	481,740		Term Loan, 4.516%, maturing May 17, 2013			437,982
	398,340		Term Loan, 4.545%, maturing May 20, 2013			362,158
		(2)	Fontainebleau Las Vegas, LLC	NR	NR
	535,170	(3)	Term Loan, 6.000%, maturing June 06, 2014			113,724
	1,070,339	(3)	Term Loan, 6.000%, maturing June 06, 2014			227,447
			Golden Nugget, Inc.	Caa3	CC
	1,220,504		Term Loan, 3.283%, maturing June 30, 2014			995,093
	2,142,896		Term Loan, 3.320%, maturing June 30, 2014			1,747,131
		(2)	Green Valley Ranch Gaming, LLC	C	NR
	750,000	(3)	Term Loan, 3.507%, maturing August 16, 2014			33,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		Harrahs Operating Company, Inc.	Caa1	B
$2,415,817		Term Loan, 3.498%, maturing January 28, 2015			$2,075,641
2,249,697		Term Loan, 3.498%, maturing January 28, 2015			1,937,169
4,176,826		Term Loan, 3.498%, maturing January 28, 2015			3,582,489
1,547,778		Term Loan, 9.500%, maturing October 31, 2016			1,584,859
		Isle of Capri Casinos, Inc.	B1	B+
842,437		Term Loan, 5.000%, maturing November 25, 2013			804,001
1,192,604		Term Loan, 5.000%, maturing November 25, 2013			1,138,192
2,981,511		Term Loan, 5.000%, maturing November 25, 2013			2,845,479
		Las Vegas Sands, LLC	NR	B
1,028,742		Term Loan, 3.010%, maturing November 23, 2016			934,869
4,072,979		Term Loan, 3.010%, maturing November 23, 2016			3,707,140
	(2)	New World Gaming Partners, Ltd.	Caa3	D
620,577	(3)	Term Loan, 3.046%, maturing September 30, 2014			605,062
3,063,903	(3)	Term Loan, 3.048%, maturing September 30, 2014			2,987,305
		Seminole Tribe of Florida	Ba1	BBB
16,357		Term Loan, 2.063%, maturing March 05, 2014			15,315
		VML US Finance, LLC	B2	B
871,110		Term Loan, 5.040%, maturing May 25, 2012			858,899
2,130,738		Term Loan, 5.040%, maturing May 27, 2013			2,091,008
1,602,478		Term Loan, 5.040%, maturing May 27, 2013			1,580,015
					30,664,728
Healthcare, Education and Childcare: 17.2%
		AGA Medical Corporation	B2	BB-
1,632,209		Term Loan, 2.558%, maturing April 26, 2013			1,493,471
		Bausch & Lomb, Inc.	B1	BB-
382,422		Term Loan, 3.510%, maturing April 24, 2015			367,343
1,578,947		Term Loan, 3.589%, maturing April 24, 2015			1,516,686
		Biomet, Inc.	B1	BB-
5,933,907		Term Loan, 3.497%, maturing March 25, 2015			5,747,796
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
461,176		Term Loan, 7.500%, maturing May 28, 2015			462,082
		Catalent Pharma Solutions, Inc.	Ba3	BB-
6,380,444		Term Loan, 2.510%, maturing April 10, 2014			5,767,922

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		CHG Medical Staffing, Inc.	Ba3	B+
	$1,798,500	Term Loan, 2.762%, maturing December 30, 2013			$1,753,537
	400,000	Term Loan, 2.900%, maturing December 30, 2013			390,000
		CHS/Community Health Systems, Inc.	Ba3	BB
	1,922,625	Term Loan, 2.549%, maturing July 25, 2014			1,816,548
	37,509,170	Term Loan, 2.549%, maturing July 25, 2014			35,439,677
		Concentra Operating Corporation	Ba3	B+
	1,888,055	Term Loan, 2.790%, maturing June 25, 2014			1,777,919
		CRC Health Corporation	B1	B+
	902,331	Term Loan, 2.783%, maturing February 06, 2013			825,633
	944,252	Term Loan, 2.783%, maturing February 06, 2013			863,991
		Education Management Corporation	B1	BB
	1,092,515	Term Loan, 2.313%, maturing June 03, 2013			1,003,749
		Emdeon Business Services, LLC	Ba3	BB
	2,260,182	Term Loan, 2.383%, maturing November 16, 2013			2,195,202
		EMSC, L.P.	Baa3	BB+
	1,987,500	Term Loan, 3.286%, maturing April 08, 2015			1,992,469
		Gambro Holding AB	NR	NR
	1,670,984	Term Loan, 2.852%, maturing June 05, 2014			1,487,176
SEK	2,111,070	Term Loan, 3.340%, maturing June 05, 2014			254,007
SEK	2,146,343	Term Loan, 3.340%, maturing June 05, 2014			258,251
	$1,670,984	Term Loan, 3.352%, maturing June 05, 2015			1,487,176
SEK	2,146,343	Term Loan, 3.840%, maturing June 05, 2015			258,251
SEK	2,111,070	Term Loan, 3.840%, maturing June 05, 2015			254,007
		Harlan Sprague Dawley, Inc.	B3	BB-
	$2,440,000	Term Loan, 3.770%, maturing July 11, 2014			2,212,267
		Harrington Holdings, Inc.	B1	BB-
	2,386,500	Term Loan, 2.510%, maturing December 28, 2013			2,350,702
		HCA, Inc.	Ba3	BB
	5,009,376	Term Loan, 2.783%, maturing November 18, 2013			4,833,181
	12,013,480	Term Loan, 3.783%, maturing March 31, 2017			11,655,886
		Health Management Associates, Inc.	B1	BB-
	3,589,778	Term Loan, 2.283%, maturing February 28, 2014			3,369,904
		Iasis Healthcare, LLC	Ba2	B+
	3,604,328	Term Loan, 2.260%, maturing March 14, 2014			3,420,356
	1,247,459	Term Loan, 2.260%, maturing March 14, 2014			1,183,786
	339,445	Term Loan, 3.159%, maturing March 14, 2014			322,119

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		IM US Holdings, LLC	B2	B-
	$1,000,000	Term Loan, 4.510%, maturing June 26, 2015			$969,375
		IM US Holdings, LLC	Ba2	BB
	4,380,192	Term Loan, 2.391%, maturing June 26, 2014			4,220,315
		IMS Health, Inc.	Ba3	BB
EUR	989,818	Term Loan, 5.500%, maturing January 31, 2016			1,248,070
	$1,980,480	Term Loan, 5.250%, maturing February 26, 2016			1,988,319
		inVentiv Health, Inc.	Ba3	BB-
	2,140,000	Term Loan, 6.500%, maturing August 04, 2016			2,140,000
		Molnlycke Health Care Group	NR	NR
EUR	200,000	Term Loan, 2.625%, maturing March 30, 2015			239,232
GBP	250,000	Term Loan, 2.573%, maturing March 31, 2015			358,432
EUR	170,016	Term Loan, 2.875%, maturing March 30, 2016			203,367
GBP	203,835	Term Loan, 2.823%, maturing March 31, 2016			292,244
		National Mentor, Inc.	Ba3	B
	$68,040	Term Loan, 2.300%, maturing June 29, 2013			59,592
	2,105,519	Term Loan, 2.540%, maturing June 29, 2013			1,844,083
		Nyco Holdings 3 ApS	NR	NR
EUR	81,310	Term Loan, 4.469%, maturing December 29, 2014			95,947
EUR	1,317,855	Term Loan, 4.469%, maturing December 29, 2014			1,555,088
EUR	51,795	Term Loan, 4.469%, maturing December 29, 2014			61,119
EUR	366,234	Term Loan, 4.469%, maturing December 29, 2014			432,162
EUR	504,944	Term Loan, 4.469%, maturing December 29, 2014			595,841
EUR	504,819	Term Loan, 5.219%, maturing December 29, 2015			595,694
EUR	1,317,531	Term Loan, 5.219%, maturing December 29, 2015			1,554,706
EUR	81,290	Term Loan, 5.219%, maturing December 29, 2015			95,923
EUR	51,782	Term Loan, 5.219%, maturing December 29, 2015			61,104
EUR	366,144	Term Loan, 5.291%, maturing December 29, 2015			432,056
		Quintiles Transnational Corporation	Ba2	BB
	$2,893,040	Term Loan, 2.441%, maturing March 29, 2013			2,817,097

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			Renal Advantage, Inc.	Ba3	B
	$3,200,000		Term Loan, 6.000%, maturing June 03, 2016			$3,210,000
			Rural/Metro Operating Company, LLC	Ba3	BB
	746,250		Term Loan, 7.000%, maturing December 09, 2014			750,914
			Skilled Healthcare Group, Inc.	B1	CCC+
	1,246,875		Term Loan, 5.250%, maturing April 08, 2016			1,174,400
			Sterigenics International, Inc.	B3	B+
	1,685,707		Term Loan, 2.790%, maturing November 21, 2013			1,588,779
			Sun Healthcare Group, Inc.	Ba2	B+
	139,655		Term Loan, 2.533%, maturing April 21, 2014			136,513
	235,545		Term Loan, 3.645%, maturing April 21, 2014			230,246
			Surgical Care Affiliates, LLC	Ba3	B
	2,910,000		Term Loan, 2.534%, maturing December 29, 2014			2,720,850
			Team Health, Inc.	B1	BB
	990,258		Term Loan, 2.391%, maturing November 23, 2012			949,409
			United Surgical Partners International, Inc.	Ba3	B
	1,622,903		Term Loan, 2.380%, maturing April 19, 2014			1,524,177
	306,621		Term Loan, 2.270%, maturing April 21, 2014			287,968
			Universal Health Services, Inc.	Ba2	BB+
	3,125,000	(5)	Term Loan, maturing July 28, 2016			3,124,247
			Vanguard Health Holdings Company II, LLC	Ba2	BB-
	2,244,375		Term Loan, 5.000%, maturing January 29, 2016			2,223,603
			VWR International, Inc.	B1	B+
EUR	2,450,636		Term Loan, 3.128%, maturing June 29, 2014			2,839,800
	$1,470,382		Term Loan, 2.760%, maturing June 30, 2014			1,375,726
			Warner Chilcott Company, LLC	Ba3	BB
	1,110,462		Term Loan, 6.000%, maturing October 30, 2014			1,111,029
	523,236		Term Loan, 6.250%, maturing April 30, 2015			523,589
	871,282		Term Loan, 6.250%, maturing April 30, 2015			871,870
	943,627	(5)	Term Loan, maturing February 20, 2016			948,739
	306,373	(5)	Term Loan, maturing February 20, 2016			308,160
						144,520,879
Home & Office Furnishings: 0.9%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	745,552	(3)	Term Loan, 3.206%, maturing August 31, 2016			830,900
EUR	745,552	(3)	Term Loan, 3.206%, maturing August 31, 2017			830,900
			Hilding Anders AB	NR	NR
SEK	25,364,613		Term Loan, 3.008%, maturing March 31, 2015			2,730,429
EUR	324,872		Term Loan, 3.910%, maturing April 25, 2015			327,090

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Fair
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: (continued)
	National Bedding Company	B1	BB-
$1,141,265	Term Loan, 2.375%, maturing February 28, 2013			$1,095,615
	Springs Window Fashions, LLC	B2	B+
2,087,470	Term Loan, 3.313%, maturing December 31, 2012			1,988,315
				7,803,249
Insurance: 2.0%
	AmWINS Group, Inc.	B2	B-
1,898,650	Term Loan, 2.901%, maturing June 08, 2013			1,763,371
	Applied Systems, Inc.	B1	B-
1,186,574	Term Loan, 2.760%, maturing September 26, 2013			1,100,547
	C.G. JCF Corporation	B2	B
1,818,076	Term Loan, 3.270%, maturing August 01, 2014			1,695,356
	Conseco, Inc.	B2	B-
2,283,764	Term Loan, 7.500%, maturing October 10, 2013			2,238,803
	Crawford & Company International, Inc.	B1	BB-
741,088	Term Loan, 5.250%, maturing October 30, 2013			726,267
	HMSC Corporation	B3	B-
2,486,845	Term Loan, 2.510%, maturing April 03, 2014			1,989,476
	Hub International, Ltd.	B2	B
446,406	Term Loan, 3.033%, maturing June 13, 2014			415,716
1,985,974	Term Loan, 3.033%, maturing June 13, 2014			1,849,438
992,500	Term Loan, 6.750%, maturing June 13, 2014			978,853
	Sedgwick Holdings, Inc.	B1	B+
1,396,500	Term Loan, 5.500%, maturing May 27, 2016			1,393,009
	USI Holdings Corporation	B2	B-
595,500	Term Loan, 7.000%, maturing April 15, 2014			579,124
2,237,139	Term Loan, 3.290%, maturing May 05, 2014			2,060,964
				16,790,924
Leisure, Amusement, Entertainment: 3.4%
	24 Hour Fitness Worldwide, Inc.	Ba2	B+
2,250,000	Term Loan, 6.750%, maturing April 22, 2016			2,105,156
	Alpha D2, Ltd.	NR	NR
1,221,225	Term Loan, 2.424%, maturing December 31, 2013			1,121,861
824,903	Term Loan, 2.424%, maturing December 31, 2013			757,785
	AMF Bowling Worldwide, Inc.	B1	B
2,881,995	Term Loan, 2.793%, maturing June 08, 2013			2,516,941
	Cedar Fair, L.P.	Ba2	BB-
3,125,000	Term Loan, 5.500%, maturing December 15, 2016			3,143,800
	HIT Entertainment, Inc.	B1	CCC+
1,930,756	Term Loan, 5.685%, maturing June 01, 2012			1,810,566

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
			Live Nation Entertainment, Inc.	Ba2	BB-
	$997,500		Term Loan, 4.500%, maturing November 07, 2016			$980,460
			Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	15,743,161	(3)	Term Loan, 20.500%, maturing April 09, 2012			6,752,069
	5,691,110	(3)	Term Loan, 20.500%, maturing April 09, 2012			2,440,854
			NEP II, Inc.	B1	B
	4,205,581		Term Loan, 2.314%, maturing February 16, 2014			3,990,045
			Regal Cinemas Corporation	Ba3	BB-
	2,963,101		Term Loan, 4.033%, maturing November 21, 2016			2,934,087
						28,553,624
Lodging: 1.7%
			Audio Visual Services Corporation	NR	NR
	972,500		Term Loan, 2.790%, maturing February 28, 2014			739,100
			HDC Mezz 1 Partners, L.P.	B1	B+
	16,400,000		Term Loan, 2.026%, maturing January 15, 2011			13,776,000
						14,515,100
Machinery: 0.8%
			Bucyrus International, Inc.	Ba2	BB
	2,992,626		Term Loan, 4.500%, maturing February 19, 2016			3,012,827
			Kion Group GmbH	NR	NR
	506,341		Term Loan, 2.510%, maturing December 23, 2014			397,196
EUR	1,252,951		Term Loan, 4.390%, maturing December 23, 2014			1,275,209
	$506,341		Term Loan, 2.760%, maturing December 23, 2015			397,196
EUR	1,158,821		Term Loan, 4.640%, maturing December 23, 2015			1,179,407
			NACCO Materials Handling Group, Inc.	NR	NR
	$992,248		Term Loan, 2.201%, maturing March 22, 2013			895,504
						7,157,339
Mining, Steel, Iron & Nonprecious Metals: 1.4%
			Fairmount Minerals, Ltd.	B1	BB
	2,100,000	(5)	Term Loan, 6.750%, maturing August 05, 2016			2,104,813
			Noranda Aluminum Acquisition Corporation	Ba3	B+
	1,617,464		Term Loan, 2.047%, maturing May 18, 2014			1,524,460
			Novelis Corporation	Ba1	BB-
	2,207,372		Term Loan, 2.270%, maturing July 06, 2014			2,118,770
	2,667,656		Term Loan, 2.395%, maturing July 06, 2014			2,560,579

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
			Oxbow Carbon, LLC	B1	BB+
	$3,386,930		Term Loan, 2.533%, maturing May 08, 2014			$3,194,299
						11,502,921
Non-North American Cable: 2.8%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	445,242	(5)	Term Loan, 3.375%, maturing September 15, 2014			549,887
EUR	342,012	(5)	Term Loan, 3.375%, maturing September 15, 2014			422,396
EUR	227,032	(5)	Term Loan, 3.375%, maturing September 15, 2014			280,391
EUR	111,034	(5)	Term Loan, 4.125%, maturing September 14, 2015			137,131
EUR	870,558		Term Loan, 4.125%, maturing September 14, 2015			1,075,167
			Numericable / YPSO France SAS	NR	NR
EUR	257,167		Term Loan, 4.390%, maturing June 16, 2014			248,971
EUR	419,588		Term Loan, 4.390%, maturing June 16, 2014			406,216
EUR	302,742		Term Loan, 4.390%, maturing June 16, 2014			293,093
EUR	438,239		Term Loan, 4.890%, maturing December 31, 2015			423,986
EUR	233,327		Term Loan, 4.890%, maturing December 31, 2015			225,739
			UPC Broadband Holding, B.V.	Ba3	B+
	$1,055,136		Term Loan, 4.251%, maturing December 30, 2016			1,017,152
EUR	4,268,168		Term Loan, 4.395%, maturing December 31, 2016			5,032,348
	$1,944,864		Term Loan, 4.251%, maturing December 29, 2017			1,866,462
EUR	3,078,704		Term Loan, 4.645%, maturing December 31, 2017			3,639,590
			Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000		Term Loan, 4.778%, maturing December 31, 2015			7,484,306
						23,102,835
North American Cable: 11.7%
			Atlantic Broadband Finance, LLC	Ba3	BB-
	$1,849,614		Term Loan, 6.750%, maturing May 31, 2013			1,853,082
	68,783		Term Loan, 2.790%, maturing September 01, 2011			67,992
			Block Communications, Inc.	Ba1	BB
	955,000		Term Loan, 2.260%, maturing December 22, 2011			904,863
			Bresnan Communications, LLC	B1	BB-
	1,234,375		Term Loan, 2.270%, maturing June 30, 2013			1,227,624
	1,715,625		Term Loan, 2.309%, maturing March 29, 2014			1,706,242

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Fair
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Cequel Communications, LLC	Ba3	BB-
$27,948,418	Term Loan, 2.295%, maturing November 05, 2013			$26,956,557
	Charter Communications Operating, LLC	Ba2	BB+
1,710,811	Term Loan, 2.260%, maturing March 06, 2014			1,624,415
13,888,383	Term Loan, 3.790%, maturing September 06, 2016			13,317,973
	CSC Holdings, Inc.	Baa3	BBB-
19,726,616	Term Loan, 2.017%, maturing March 29, 2016			19,212,323
	Insight Midwest Holdings, LLC	Ba3	B+
8,276,372	Term Loan, 2.132%, maturing April 07, 2014			7,917,732
	Knology, Inc.	B1	B+
1,876,316	Term Loan, 4.033%, maturing June 30, 2014			1,824,718
	Mediacom Broadband, LLC	Ba3	BB-
8,107,945	Term Loan, 2.010%, maturing January 31, 2015			7,550,524
	Mediacom LLC Group	Ba3	BB-
4,000,000	Term Loan, 4.500%, maturing October 23, 2017			3,780,000
3,573,000	Term Loan, 5.500%, maturing March 31, 2017			3,517,150
	San Juan Cable, LLC	B1	BB-
1,673,120	Term Loan, 2.050%, maturing October 31, 2012			1,593,647
	Wideopenwest Finance, LLC	B1	B-
5,702,357	Term Loan, 2.793%, maturing June 18, 2014			5,271,117
				98,325,959
Oil & Gas: 1.1%
	Alon USA Energy, Inc.	B1	B+
213,333	Term Loan, 2.510%, maturing June 22, 2013			158,933
1,706,667	Term Loan, 2.594%, maturing June 22, 2013			1,271,466
	CGGVeritas Services, Inc.	Ba1	BB
1,972,703	Term Loan, 5.500%, maturing January 12, 2016			1,950,510
	Hercules Offshore, LLC	B2	B-
2,160,391	Term Loan, 6.000%, maturing July 11, 2013			1,914,647
	MEG Energy Corporation	B1	BB+
3,435,698	Term Loan, 6.000%, maturing April 03, 2016			3,438,560
	Targa Resources, Inc.	B1	B+
298,638	Term Loan, 5.750%, maturing July 05, 2016			298,862
				9,032,978
Other Broadcasting and Entertainment: 1.3%
	Nielson Finance, LLC	Ba3	B+
170,706	Term Loan, 2.295%, maturing August 09, 2013			163,603
2,750,433	Term Loan, 4.045%, maturing May 02, 2016			2,646,434
5,941,349	Term Loan, 4.045%, maturing May 02, 2016			5,760,988

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: (continued)
			TWCC Holding Corporation	Ba2	BB
	$1,984,297		Term Loan, 5.000%, maturing September 14, 2015			$1,988,513
						10,559,538
Other Telecommunications: 2.0%
			Asurion Corporation	Ba3	B+
	5,210,625		Term Loan, 3.311%, maturing July 03, 2014			4,988,449
			BCM Ireland Holdings, Ltd.	B1	B+
EUR	1,679,980		Term Loan, 2.500%, maturing September 30, 2014			1,783,645
EUR	1,680,261		Term Loan, 2.750%, maturing September 30, 2015			1,783,944
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.770%, maturing December 31, 2014			951,875
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	1,905,829		Term Loan, 4.750%, maturing June 01, 2014			1,515,134
			Kentucky Data Link, Inc.	B1	B-
	2,500,065		Term Loan, 2.510%, maturing February 26, 2014			2,468,814
			U.S. Telepacific Corporation	B1	CCC+
	3,092,250		Term Loan, 9.250%, maturing August 17, 2015			3,110,612
						16,602,473
Personal & Nondurable Consumer Products: 2.2%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	1,995,000		Term Loan, 5.000%, maturing May 05, 2016			1,985,336
			Bushnell, Inc.	B2	B-
	1,659,702		Term Loan, 4.783%, maturing August 24, 2013			1,529,001
			Fender Musical Instruments Corporation	B2	B
	1,009,053		Term Loan, 2.550%, maturing June 09, 2014			852,650
	1,997,505		Term Loan, 2.790%, maturing June 09, 2014			1,687,892
			Hillman Group, Inc.	Ba3	B+
	900,000		Term Loan, 5.500%, maturing May 27, 2016			902,812
			Huish Detergents, Inc.	Ba2	BB
	1,636,722		Term Loan, 2.020%, maturing April 26, 2014			1,556,522
			Information Resources, Inc.	Ba3	B
	267,268		Term Loan, 3.339%, maturing May 16, 2014			255,909
			Jarden Corporation	Ba1	BB+
	3,631,508		Term Loan, 3.783%, maturing January 26, 2015			3,617,890
			KIK Custom Products, Inc.	B3	CCC+
	288,991		Term Loan, 2.520%, maturing June 02, 2014			240,946
	1,685,780		Term Loan, 2.520%, maturing June 02, 2014			1,405,519
			Spectrum Brands, Inc.	B2	B
	2,400,000		Term Loan, 8.000%, maturing June 16, 2016			2,430,751

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
			Yankee Candle Company, Inc.	Ba3	BB-
	$2,087,261		Term Loan, 2.270%, maturing February 06, 2014			$1,994,520
						18,459,748
Personal, Food & Miscellaneous: 2.1%
			Acosta, Inc.	B1	B
	4,712,742		Term Loan, 2.520%, maturing July 28, 2013			4,506,560
			Culligan International Company	B3	B-
	467,500		Term Loan, 2.520%, maturing November 24, 2012			375,850
			Dennys, Inc.	Ba2	BB
	450,000		Term Loan, 2.240%, maturing March 31, 2012			447,750
	325,000		Term Loan, 2.341%, maturing March 31, 2012			323,375
			N.E.W. Customer Services Companies, Inc.	Ba3	B+
	2,691,071		Term Loan, 6.000%, maturing March 05, 2016			2,655,751
			OSI Restaurant Partners, Inc.	B3	B+
	505,264		Term Loan, 2.802%, maturing June 14, 2013			448,500
	5,321,788		Term Loan, 2.875%, maturing June 14, 2014			4,723,917
			Seminole Hard Rock Entertainment, Inc.	B2	BB
	750,000		Floating Rate Note, 2.571%, maturing March 15, 2014			654,375
			Wendys/Arbys Restaurants, LLC	Ba2	BB
	1,500,000		Term Loan, 5.000%, maturing May 24, 2017			1,505,063
			Whitelabel IV, S.A.	Ba3	B+
EUR	583,833	(5)	Term Loan, maturing July 14, 2017			733,850
EUR	966,167	(5)	Term Loan, maturing July 14, 2017			1,214,425
						17,589,416
Printing & Publishing: 8.8%
			American Achievement Corporation	B1	B+
	$148,305		Term Loan, 6.250%, maturing March 25, 2011			141,632
			Black Press, Ltd.	B1	B-
	772,942		Term Loan, 2.297%, maturing August 02, 2013			674,392
	1,269,774		Term Loan, 2.299%, maturing August 02, 2013			1,107,878
			Caribe Information Investments, Inc.	B2	CCC-
	1,836,411		Term Loan, 2.734%, maturing March 31, 2013			1,404,855
			Cengage Learning, Inc.	B2	B+
	711,111		Revolver, 0.904%, maturing July 05, 2013			577,778
	6,993,957		Term Loan, 3.030%, maturing July 03, 2014			6,225,419
			Cenveo Corporation	Ba2	BB
	15,677		Term Loan, 5.039%, maturing June 21, 2013			15,388
	970,043		Term Loan, 5.039%, maturing June 21, 2013			952,158

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		CW Acquisition Limited Partnership	Ba3	BB
	$1,961,667	Term Loan, 9.000%, maturing July 13, 2016			$1,965,345
		Dex Media East, LLC	B1	B+
	4,046,620	Term Loan, 2.907%, maturing October 24, 2014			3,123,991
		Dex Media West, LLC	Ba3	B+
	2,253,903	Term Loan, 7.000%, maturing October 24, 2014			1,959,955
		Flint Group Holdings S.A.R.L.	NR	NR
	353,279	Term Loan, 2.639%, maturing December 31, 2014			322,661
	841,151	Term Loan, 2.639%, maturing December 31, 2014			768,251
	2,333,333	Term Loan, 2.639%, maturing May 29, 2015			2,131,110
EUR	666,667	Term Loan, 2.970%, maturing May 29, 2015			792,797
	$1,277,104	Term Loan, 2.639%, maturing December 31, 2015			1,166,422
		Hanley Wood, LLC	Caa1	CCC
	2,661,102	Term Loan, 2.623%, maturing March 08, 2014			1,197,496
		Intermedia Outdoor, Inc.	NR	NR
	1,582,388	Term Loan, 3.283%, maturing January 31, 2013			1,312,393
		Mediannuaire Holding	NR	NR
EUR	1,487,172	Term Loan, 2.968%, maturing October 10, 2014			1,339,803
EUR	1,486,320	Term Loan, 3.468%, maturing October 09, 2015			1,336,468
		Merrill Communications, LLC	B2	CCC+
	$3,761,595	Term Loan, 8.500%, maturing December 24, 2012			3,554,707
		Nelson Canada, Ltd.	B1	B
	2,892,564	Term Loan, 3.033%, maturing July 05, 2014			2,545,456
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 2.218%, maturing November 22, 2013			872,929
		PBL Media Finance Pty., Ltd.	B1	NR
AUD	24,331,191	Term Loan, 7.128%, maturing February 05, 2013			18,519,378
		Penton Media, Inc.	Caa1	CCC+
	$1,650,381	Term Loan, 5.000%, maturing August 01, 2014			1,151,141
		Quad/Graphics, Inc.	Ba2	BB+
	1,800,000	Term Loan, 5.500%, maturing April 14, 2016			1,725,300
		R.H. Donnelley Corporation	B1	B
	3,903,816	Term Loan, 9.000%, maturing October 24, 2014			3,365,089
		Source Media, Inc.	B2	B
	2,700,641	Term Loan, 6.040%, maturing November 08, 2011			2,585,864

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Springer Science + Business Media, S.A.	B1	B+
	$2,000,000		Term Loan, 6.751%, maturing June 17, 2016			$1,991,666
			SuperMedia, Inc.	B3	B-
	8,054,271		Term Loan, 11.000%, maturing December 31, 2015			6,453,484
			FM Mergerco, Inc.	Caa2	CCC
	998,010		Term Loan, 9.000%, maturing June 14, 2016			973,060
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			946,661
			Yell Group, PLC	NR	NR
	1,690,294		Term Loan, 4.010%, maturing July 31, 2014			1,011,359
						74,212,286
Radio and TV Broadcasting: 4.9%
			Citadel Broadcasting Corporation	Ba2	BB+
	1,684,277		Term Loan, 11.000%, maturing June 03, 2015			1,775,017
			CMP KC, LLC	NR	NR
	1,338,663	(3)	Term Loan, 3.510%, maturing May 03, 2011			113,786
			CMP Susquehanna Corporation	Caa1	B-
	3,537,138		Term Loan, 2.313%, maturing May 05, 2013			3,175,466
			Cumulus Media, Inc.	Caa1	B-
	4,534,315		Term Loan, 4.012%, maturing June 11, 2014			4,112,057
			CW Media Holdings, Inc.	Ba2	BB+
	2,499,431		Term Loan, 3.533%, maturing February 16, 2015			2,465,064
			FoxCo Acquisition, LLC	B2	B
	1,084,969		Term Loan, 7.500%, maturing July 14, 2015			1,049,369
			Local TV Finance, LLC	B2	B-
	1,813,000		Term Loan, 2.270%, maturing May 07, 2013			1,622,635
			Nexstar Broadcasting, Inc.	Ba3	BB-
	585,000		Term Loan, 5.000%, maturing September 30, 2016			582,075
	915,000		Term Loan, 5.006%, maturing September 30, 2016			910,425
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.390%, maturing July 02, 2014			72,504
EUR	1,186,386		Term Loan, 2.390%, maturing July 02, 2014			1,335,972
EUR	220,233		Term Loan, 2.390%, maturing March 02, 2015			248,001
EUR	798,662		Term Loan, 2.765%, maturing June 26, 2015			909,477
EUR	35,934		Term Loan, 2.765%, maturing July 03, 2015			40,919
			Regent Broadcasting, LLC	NR	NR
	$1,455,879		Term Loan, 5.250%, maturing April 27, 2014			1,426,762
			Sinclair Television Group, Inc.	Ba1	BB
	1,145,455		Term Loan, 5.500%, maturing October 29, 2015			1,149,988
			Spanish Broadcasting Systems, Inc.	Caa3	B-
	1,959,398		Term Loan, 2.290%, maturing June 11, 2012			1,817,341

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Univision Communications, Inc.	B2	B-
	$20,734,822	Term Loan, 2.510%, maturing September 29, 2014			$17,892,866
					40,699,724
Retail Stores: 7.3%
		Amscan Holdings, Inc.	B1	B
	1,529,009	Term Loan, 2.788%, maturing May 25, 2013			1,448,099
		CBR FASHION GmbH	NR	NR
EUR	315,634	Term Loan, 2.750%, maturing April 20, 2015			370,754
EUR	288,085	Term Loan, 3.000%, maturing April 19, 2016			338,394
		Claires Stores, Inc.	Caa2	B-
	$4,444,417	Term Loan, 3.074%, maturing May 29, 2014			3,820,336
		Dollar General Corporation	Ba3	BBB-
	7,256,413	Term Loan, 3.111%, maturing July 07, 2014			7,079,523
		General Nutrition Centers, Inc.	B1	B+
	2,458,318	Term Loan, 2.688%, maturing September 16, 2013			2,343,596
		Guitar Center, Inc.	B3	B-
	4,782,785	Term Loan, 3.770%, maturing October 09, 2014			4,229,349
		Harbor Freight Tools USA, Inc.	B1	B+
	3,334,029	Term Loan, 5.016%, maturing February 24, 2016			3,331,945
		Michaels Stores, Inc.	B2	B
	1,842,617	Term Loan, 2.702%, maturing October 31, 2013			1,744,089
	2,479,746	Term Loan, 4.952%, maturing July 31, 2016			2,399,921
		Missouri Bidco, Ltd.	Ba1	BB
GBP	666,666	Term Loan, 5.574%, maturing August 31, 2016			1,020,220
		Neiman Marcus Group, Inc.	B2	BB-
	$6,798,189	Term Loan, 2.456%, maturing April 05, 2013			6,469,021
		Petco Animal Supplies, Inc.	B1	B+
	4,945,625	Term Loan, 2.632%, maturing October 25, 2013			4,765,832
		Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000	Term Loan, 5.730%, maturing January 24, 2017			3,843,081
		Pilot Travel Centers, LLC	Ba2	BBB-
	$1,164,666	Term Loan, 5.250%, maturing June 30, 2016			1,169,762
		Rite Aid Corporation	B3	B+
	5,871,739	Term Loan, 2.030%, maturing June 04, 2014			5,263,803
	1,381,565	Term Loan, 6.000%, maturing June 04, 2014			1,341,154
		Sally Holding, LLC	B1	BB+
	2,335,454	Term Loan, 2.510%, maturing November 15, 2013			2,270,811
		Savers, Inc.	Ba3	B+
	1,496,250	Term Loan, 5.750%, maturing March 11, 2016			1,503,731

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Fair
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
			Toys "R" Us, Inc.	B1	BB-
	$2,845,000	(5)	Term Loan, maturing August 17, 2016			$2,844,326
			Vivarte, S.A.S.	NR	NR
EUR	1,924,280		Term Loan, 2.649%, maturing March 09, 2015			1,945,947
EUR	1,924,280		Term Loan, 3.149%, maturing March 08, 2016			1,945,947
						61,489,641
Satellite: 0.5%
			Intelsat Corporation	B1	BB-
	$1,363,218		Term Loan, 3.033%, maturing January 03, 2014			1,293,448
	1,362,799		Term Loan, 3.033%, maturing January 03, 2014			1,293,049
	1,362,799		Term Loan, 3.033%, maturing January 03, 2014			1,293,049
						3,879,546
Telecommunications Equipment: 1.3%
			CommScope, Inc.	Ba2	BB
	648,289		Term Loan, 3.025%, maturing December 26, 2014			638,888
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255		Term Loan, 2.321%, maturing December 01, 2014			5,542,252
			Sorenson Communications, Inc.	Ba2	CCC+
	$1,432,625		Term Loan, 6.000%, maturing August 16, 2013			1,284,886
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 2.625%, maturing January 30, 2015			1,589,112
EUR	1,500,000		Term Loan, 2.875%, maturing January 29, 2016			1,589,112
						10,644,250
Textiles & Leather: 0.2%
			Phillips-Van Heusen Corporation	Ba2	BBB
	$1,135,571		Term Loan, 4.750%, maturing May 06, 2016			1,144,287
EUR	709,732		Term Loan, 5.000%, maturing May 06, 2016			895,469
						2,039,756
Utilities: 6.2%
			Calpine Corporation	B1	B+
	$7,068,125		Term Loan, 3.415%, maturing March 29, 2014			6,771,165
			Coleto Creek WLE, L.P.	B1	B+
	2,245,301		Term Loan, 3.223%, maturing June 28, 2013			2,028,629
	437,602		Term Loan, 3.283%, maturing June 28, 2013			395,374
			FirstLight Power Resources, Inc.	B1	B+
	2,019,865		Term Loan, 3.063%, maturing November 01, 2013			1,883,525

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Fair
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	$90,682	Term Loan, 3.063%, maturing November 01, 2013			$84,561
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Term Loan, 5.063%, maturing May 01, 2014			547,936
		Great Point Power, LLC	Ba1	BB+
	997,500	Term Loan, 5.500%, maturing March 10, 2017			996,253
		MACH Gen, LLC	Ba3	BB-
	444,571	Term Loan, 2.533%, maturing February 22, 2013			417,897
		New Development Holdings, LLC	Ba3	BB-
	4,412,500	Term Loan, 7.000%, maturing July 03, 2017			4,485,386
		NRG Energy, Inc.	Baa3	BB+
	2,892	Term Loan, 1.933%, maturing February 01, 2013			2,834
	473,796	Term Loan, 2.033%, maturing February 01, 2013			464,321
	7,554,620	Term Loan, 3.783%, maturing August 31, 2015			7,409,193
	1,781,736	Term Loan, 3.783%, maturing August 31, 2015			1,758,344
		Texas Competitive Electric Holdings Company, LLC	B1	B+
	7,947,462	Term Loan, 3.796%, maturing October 10, 2014			6,012,478
	2,930,917	Term Loan, 3.796%, maturing October 10, 2014			2,232,260
	6,371,697	Term Loan, 3.796%, maturing October 10, 2014			4,828,153
	5,835,000	Term Loan, 3.941%, maturing October 10, 2014			4,444,082
		TPF Generation Holdings, LLC	Ba3	BB
	1,431,519	Term Loan, 2.533%, maturing December 13, 2013			1,350,996
	1,922,535	Term Loan, 2.533%, maturing December 15, 2013			1,814,392
		TPF Generation Holdings, LLC	B3	B+
	1,500,000	Term Loan, 4.783%, maturing December 15, 2014			1,364,250
		Viridian Group, PLC	NR	NR
GBP	1,080,000	Term Loan, 5.069%, maturing October 24, 2012			1,335,207
EUR	1,072,386	Term Loan, 5.138%, maturing October 24, 2012			1,098,382
					51,725,618
		Total Senior Loans (Cost $1,135,844,078)			1,061,967,768

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Fair
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Corporate Debt: 1.4%
Diversified / Conglomerate Manufacturing: 0.7%
	Flextronics International, Ltd.	Ba1	BB+
$2,401,686	Unsecured Term Loan, 2.526%, maturing October 01, 2014			$2,259,585
3,364,178	Unsecured Term Loan, 2.559%, maturing October 01, 2014			3,165,130
				5,424,715
Cargo Transport: 0.0%
	US Shipping Partners, L.P.	Caa3	CCC-
297,646	Subordinated Term Loan, 2.500%, maturing August 07, 2013			90,038
				90,038
Chemicals, Plastics & Rubber: 0.7%
	Lyondell Chemical Company	B3	B
5,269,044	Fixed Rate Note, 11.000%, maturing May 01, 2018			5,749,844
				5,749,844
Radio and TV Broadcasting: 0.0%
	Regent Broadcasting, LLC	NR	NR
392,280	Subordinated Term Loan, 12.000%, maturing October 27, 2014			353,052
				353,052
	Total Other Corporate Debt (Cost $11,937,204)			11,617,649
Equities and Other Assets: 1.8%

		Description	Market Value
(1	), (@), (R)	Allied Digital Technologies Corporation (Residual
		Interest in Bankruptcy Estate)	$—
(@), (R)		Ascend Media (Residual Interest)	—
(@), (R)		Block Vision Holdings Corporation (719 Common Shares)	—
(2	), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2	), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@)		Citadel (77,330 Class A Shares)	1,309,752
(@)		Citadel (63,587 Class B Shares)	1,076,976
(2	), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4	), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@)		Faith Media Holdings, Inc. (7,725 Class A-1 Shares)	397,817
(2	), (@), (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2	), (@), (R)	Gainey Corporation (Residual Interest)	—
(@)		Global Garden (14,911 Class A1 Shares)	—
(@)		Global Garden (138,579 Class A3 Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

		Description		Market Value
(@)		Glodyne Technoserve, Ltd. (55,483 Common Shares)		$542,976
(@)		Glodyne Technoserve, Ltd. (Escrow Account)		285,001
(2	), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(2	), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2	), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@)		LyondellBasell Industries NV (132,313 Class A Shares)		2,917,417
(@)		LyondellBasell Industries NV (286,245 Class B Shares)		5,865,160
(@)		Mega Brands Inc. (195,762 Common Shares)		80,711
(@)		Northeast Biofuels (Residual Interest)		—
(2	), (@)	RDA Holding Co. (16,497 Common Shares)		354,686
(@)		Regent Broadcasting, LLC (314,505 Common Shares)		909,046
(@)		Regent Broadcasting, LLC (314,505 Preferred Shares)		—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		305,205
(2	), (@), (R)	Supermedia, Inc. (39,592 Common Shares)		294,632
(1	), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(2	), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
(2	), (@)	US Shipping Partners, L.P. (19,404 Common Shares)		—
(2	), (@)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
(@)		Xerium Technologies, Inc. (99,244 Common Shares)		998,395
		Total for Equities and Other Assets (Cost $15,303,654)		15,337,798
		Total Investments (Cost $1,163,084,936)**	129.9%	$1,088,923,215
		Other Assets and Liabilities — Net	(29.9)	(250,389,843)
		Net Assets	100.0%	$838,533,372

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,164,220,565.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$8,190,093
Gross Unrealized Depreciation	(83,487,443)
Net Unrealized Depreciation	$(75,297,350)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair Value at
	(Level 1)	(Level 2)	(Level 3)	8/31/10
Asset Table Investments, at value
Senior Loans	$—	$1,048,191,768	$13,776,000	$1,061,967,768
Other Corporate Debt	—	11,617,649	—	11,617,649
Equities and Other Assets	10,511,000	—	4,826,798	15,337,798
Total Investments, at value	$10,511,000	$1,059,809,417	$18,602,798	$1,088,923,215
Other Financial Instruments+
Forward foreign currency contracts	—	325,443	—	325,443
Total Assets	$10,511,000	$1,060,134,860	$18,602,798	$1,089,248,658
Liabilities Table Other Financial Instruments+
Forward foreign currency contracts	$—	$(317,698)	$—	$(317,698)
Unfunded Commitments	—	(1,529,148)	—	(1,529,148)
Total Liabilities	$—	$(1,846,846)	$—	$(1,846,846)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust's assets and liabilities during the period ended August 31, 2010:

	Beginning Balance at 02/28/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$13,776,000	$—	$—	$—	$—	$—
Equities and Other Assets	5,029,484	1,525,693	(3,846,003)	—	1,158,167	1,182,945
Total	$18,805,484	$1,525,693	$(3,846,003)	$—	$1,158,167	$1,182,945

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited) (continued)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 8/31/10
Senior Loans	$—	$—	$13,776,000
Equities and Other Assets	2,929,704	(3,153,192)	4,826,798
Total	$2,929,704	$(3,153,192)	$18,602,798

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $46,283.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust's policy is to recognize transfers between levels at the end of the reporting period.

At August 31, 2010 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 20,875,000	Sell	11/30/10	USD $18,214,272	$18,346,194	$(131,922)
State Street Bank	British Pound Sterling GBP 10,580,000	Sell	10/08/10	16,356,479	16,219,432	137,047
State Street Bank	British Pound Sterling GBP 6,300,000	Sell	10/29/10	9,754,731	9,656,705	98,026
State Street Bank	Euro EUR 48,153,500	Sell	10/08/10	60,880,525	60,981,174	(100,649)
State Street Bank	Euro EUR 2,368,500	Sell	10/29/10	3,089,715	2,999,345	90,370
State Street Bank	Euro EUR 2,695,000	Sell	11/30/10	3,409,741	3,412,559	(2,818)
State Street Bank	Sweden Kronor SEK 20,851,000	Sell	10/08/10	2,742,294	2,817,345	(75,051)
State Street Bank	Sweden Kronor SEK 7,000,000	Sell	11/30/10	937,629	944,887	(7,258)
				$115,385,386	$115,377,641	$7,745

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust Fund was held June 29, 2010, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, TH and F of the Trust - until the election and qualification of their successors.

	Proposals*	Shares voted Shares voted for	against or withheld	Shares abstained	Total Shares Voted
Common Shares Trustees	Colleen D. Baldwin	128,607,418.812	3,271,966.622		131,879,385.434
	Patricia W. Chadwick	128,601,576.305	3,277,809.129		131,879,385.434
	Robert W. Crispin	128,587,861.350	3,291,524.084		131,879,385.434
	Peter S. Drotch	128,581,351.045	3,298,034.389		131,879,385.434
	J. Michael Earley	128,653,367.122	3,226,018.312		131,879,385.434
	Patrick W. Kenny	128,654,269.507	3,225,115.927		131,879,385.434
	Shaun P. Mathews	128,563,887.707	3,315,497.727		131,879,385.434
	Sheryl K. Pressler	128,675,735.101	3,203,650.333		131,879,385.434
Preferred Shares Trustees	John V. Boyer	4,256.000	176.000		4,432.000
	Roger B. Vincent	4,256.000	176.000		4,432.000

*  Proposals Passed

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, PNC will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by PNC when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2010 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 29, 2010	February 8, 2010	February 23, 2010

February 26, 2010	March 8, 2010	March 22, 2010

March 31, 2010	April 8, 2010	April 22, 2010

April 30, 2010	May 6, 2010	May 24, 2010

May 28, 2010	June 8, 2010	June 22, 2010

June 30, 2010	July 8, 2010	July 22, 2010

July 30, 2010	August 6, 2010	August 23, 2010

August 31, 2010	September 8, 2010	September 22, 2010

September 30, 2010	October 7, 2010	October 22, 2010

October 29, 2010	November 8, 2010	November 22, 2010

November 30, 2010	December 8, 2010	December 22, 2010

December 21, 2010	December 29, 2010	January 12, 2011

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2010 was 4,045 which does not include approximately 38,415 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 26, 2009 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRSAR-UPRT

(0810-102510)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 4, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 4, 2010